Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Capital Lease Obligations

Capital Lease Obligations

	December 31,	December 31,
	2013	2012
	$	$
RasGas II LNG Carriers	472,806	472,085
Suezmax Tankers	125,523	165,489

Total	598,329	637,574
Less current portion	31,668	70,272

Total	566,661	567,302

Commitment Under Capital Leases of RasGas II LNG Carriers and Suezmax Tankers

As at December 31, 2013, the commitments under these capital leases approximated $953.1 million, including imputed interest of $480.3 million, repayable as follows:

Year	Commitment
2014	$24,000
2015	$24,000
2016	$24,000
2017	$24,000
2018	$24,000
Thereafter	$833,128

As at December 31, 2013, the remaining commitments under these four capital leases, including the purchase obligations, approximated $140.1 million, including imputed interest of $14.6 million, repayable during 2014 through 2018. The current portion of the capital lease obligations consist of the expected payments within the next fiscal year relating to the Huelva Spirit, Teide Spirit and the Toledo Spirit. The lease obligation balance of $30.5 million, including imputed interest of $0.2 million, relating to the Algeciras Spirit is considered long-term as the majority of the capital lease obligation will be settled through the relinquishment of the vessel which is classified as a long-term asset.

Year	Commitment
2014	$66,361
2015	$7,790
2016	$7,672
2017	$30,953
2018	$27,296

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts

As at December 31, 2013, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(i)	Sublease Payments(i)(ii)
2014	$28,828	$24,779
2015	$22,188	$24,779
2016	$21,242	$24,779
2017	$21,242	$24,779
2018	$21,242	$24,779
Thereafter	$217,821	$254,105

Total	$332,563	$378,000

(i)	The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2013, the Partnership had received $177.8 million of aggregate Head Lease receipts and had paid $115.4 million of aggregate Sublease payments. The portion of the Head Lease receipts that haven’t been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and as at December 31, 2013, $43.0 million of Head Lease receipts had been deferred and included in other long-term liabilities in the Partnership’s consolidated balance sheets.
(ii)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases

The following table lists the components of the net investments in direct financing leases:

	December 31, 2013 $	December 31, 2012 $
Total minimum lease payments to be received	988,888	623,739
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	490	523
Less unearned revenue	(484,648)	(415,841)

Total	699,695	403,386
Less current portion	16,441	6,656

Total	683,254	396,730